Per share amounts - Determination of Basic and Diluted Earnings Per Share (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Per share amounts
Net earnings	$ 1,313,062	$ 1,148,696
Basic weighted average shares outstanding ('000s)	163,489	161,172
Dilutive impact of equity based compensation ('000s)	4,937	3,593
Diluted weighted average shares outstanding ('000s)	168,426	164,765
Basic earnings per share	$ 8.03	$ 7.13
Diluted earnings per share	$ 7.80	$ 6.97